Pension Plans and Retiree Benefits	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Pension Plans and Retiree Benefits
Pension Plans and Retiree Benefits

The costs of the defined benefit and post-retirement benefit plans are based on Management's estimate of the future rate of return on the fair value of pension plan assets, salary escalations, mortality rates and other factors affecting the payment of future benefits.

Defined Contribution Plan

AltaGas has a defined contribution (DC) pension plan for substantially all employees. The pension cost recorded for the DC plan was $19.8 million for the year ended December 31, 2019 (2018 - $15.4 million).

Defined Benefit Plans

AltaGas has several defined benefit pension plans for unionized and non-unionized employees, including one in Canada (which is comprised of five divisions) and six in the United States. The plans in the United States include a qualified, trusteed, non-contributory defined benefit pension plan, and a non-funded defined benefit restoration plan maintained by Washington Gas.

The defined benefit plans are partially funded except for two of the divisions in Canada which are fully funded and one of the plans in the United States which is not funded.

AltaGas’ most recent actuarial valuation of the Canadian defined benefit plans for funding purposes was completed in 2016. AltaGas is required to file an actuarial valuation of its Canadian defined benefit plans with the pension regulators at least every three years. The next actuarial valuation for funding purposes is required to be completed as of a date no later than December 31, 2019, and will be filed with the pension regulators in 2020. Actuarial valuations for funding purposes are required annually for AltaGas’ U.S. defined benefit plans.

Supplemental Executive Retirement Plans (SERP)

AltaGas has non-registered, defined benefit plans that provide defined benefit pension benefits to eligible executives based on average earnings, years of service and age at retirement. The SERP benefits will be paid from the general revenue of the Corporation as payments come due or from the Rabbi Trusts funded as part of the WGL acquisition. Security will be provided for the SERP benefits through a letter of credit within a retirement compensation arrangement trust account.

Several executive officers of Washington Gas participate in a separate non-funded defined benefit SERP (a non-qualified pension plan). This defined benefit SERP was closed to new entrants beginning January 1, 2010.

Post-Retirement Benefit Plans

AltaGas has several post-retirement benefit plans for unionized and non-unionized employees, including one in Canada and four in the United States. The post-retirement benefit plan in Canada is limited to the payment of life insurance and an annual allocation to a Healthcare Spending Account (HSA). This benefit plan is not funded.

Post-retirement benefit plans in the United States provide certain medical, prescription drug, dental, and life insurance benefits to eligible retired employees, their spouses and covered dependents. Benefits are based on a combination of the retiree's age and years of service at retirement. For eligible Washington Gas retirees and dependents not yet receiving Medicare benefits, Washington Gas provides medical, prescription drug, and dental benefits through Preferred Provider Organization (PPO) or Health Maintenance Organization (HMO) plans, through the Washington Gas Light Company Retiree Medical Plan. For Medicare-eligible retirees age 65 and older and their dependents, eligible retirees and dependents participate in a tax-free Health Reimbursement Account (HRA) Plan. The HRA plan provides an annual subsidy to help purchase supplemental medical, prescription drug and dental coverage in the marketplace. One of these benefit plans is partially funded and three of them are fully funded.

Rabbi Trusts

Rabbi trusts of $57.4 million as at December 31, 2019 have been funded to satisfy the employee benefit obligations associated with WGL’s various pension plans (December 31, 2018 - $89.3 million). These balances are included in prepaid expenses and other current assets and long-term investments and other assets in the Consolidated Balance Sheets.

The following table summarizes the details of the defined benefit plans, including the SERP and post-retirement plans in Canada and the United States:

Year Ended December 31, 2019	Canada		United States		Total
	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits
Projected benefit obligation (a)
Balance, beginning of year	$34.3	$1.9	$1,635.3	$458.0	$1,669.6	$459.9
Actuarial loss (gain)	2.1	0.2	182.0	(14.8)	184.1	(14.6)
Current service cost	2.6	—	23.8	8.5	26.4	8.5
Member contributions	—	—	—	2.2	—	2.2
Interest cost	1.2	0.1	67.8	19.1	69.0	19.2
Benefits paid	(4.0)	(0.1)	(77.3)	(24.4)	(81.3)	(24.5)
Expenses paid	(0.1)	—	(0.6)	(0.1)	(0.7)	(0.1)
Settlements	—	—	(24.7)	—	(24.7)	—
Plan amendments	—	—	0.3	—	0.3	—
Other	—	—	—	1.0	—	1.0
Foreign exchange translation	—	—	(82.0)	(21.8)	(82.0)	(21.8)
Balance, end of year	$36.1	$2.1	$1,724.6	$427.7	$1,760.7	$429.8

Plan assets
Fair value, beginning of year	$13.8	$—	$1,354.1	$791.2	$1,367.9	$791.2
Actual return on plan assets	0.9	—	284.2	177.4	285.1	177.4
Employer contributions	4.3	0.1	38.7	0.1	43.0	0.2
Member contributions	—	—	—	2.2	—	2.2
Benefits paid	(4.0)	(0.1)	(77.3)	(23.7)	(81.3)	(23.8)
Expenses paid	(0.1)	—	(0.6)	(0.1)	(0.7)	(0.1)
Settlements	—	—	(25.7)	—	(25.7)	—
Other	—	—	—	0.1	—	0.1
Foreign exchange translation	—	—	(69.5)	(41.3)	(69.5)	(41.3)
Fair value, end of year	$14.9	$—	$1,503.9	$905.9	$1,518.8	$905.9
Funded status	$(21.2)	$(2.1)	$(220.7)	$478.2	$(241.9)	$476.1
(a) For post-retirement benefit plans, the projected benefit obligation represents the accumulated benefit obligation.

Year Ended December 31, 2018	Canada		United States		Total
	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits
Projected benefit obligation (a)
Balance, beginning of year	$165.6	$15.8	$303.8	$82.7	$469.4	$98.5
Plans disposed	(132.1)	(13.6)	—	—	(132.1)	(13.6)
Actuarial gain	(0.8)	(0.1)	(67.7)	(33.8)	(68.5)	(33.9)
Current service cost	2.4	0.1	16.2	5.3	18.6	5.4
Member contributions	—	—	—	2.1	—	2.1
Interest cost	1.2	0.1	38.0	10.9	39.2	11.0
Benefits paid	(2.7)	—	(43.2)	(13.4)	(45.9)	(13.4)
Expenses paid	—	—	(0.9)	(0.1)	(0.9)	(0.1)
Plan combinations	0.7	—	1,311.7	382.9	1,312.4	382.9
Plan amendments	—	(0.4)	—	—	—	(0.4)
Foreign exchange translation	—	—	77.4	21.4	77.4	21.4
Balance, end of year	$34.3	$1.9	$1,635.3	$458.0	$1,669.6	$459.9

Plan assets
Fair value, beginning of year	$115.2	$8.1	$248.7	$70.8	$363.9	$78.9
Plans disposed	(102.1)	(8.1)	—	—	(102.1)	(8.1)
Actual return on plan assets	(0.3)	—	(54.7)	(37.2)	(55.0)	(37.2)
Employer contributions	3.4	—	7.6	2.5	11.0	2.5
Member contributions	—	—	—	2.1	—	2.1
Benefits paid	(2.7)	—	(43.2)	(13.4)	(45.9)	(13.4)
Expenses paid	—	—	(0.9)	(0.1)	(0.9)	(0.1)
Plan combinations	0.3	—	1,133.2	732.7	1,133.5	732.7
Foreign exchange translation	—	—	63.4	33.8	63.4	33.8
Fair value, end of year	$13.8	$—	$1,354.1	$791.2	$1,367.9	$791.2
Funded status	$(20.5)	$(1.9)	$(281.2)	$333.2	$(301.7)	$331.3
(a) For post-retirement benefit plans, the projected benefit obligation represents the accumulated benefit obligation.

The following amounts were included in the Consolidated Balance Sheets:

	December 31, 2019			December 31, 2018
	Defined Benefit	Post- Retirement Benefits	Total	Defined Benefit	Post- Retirement Benefits	Total (a)
Prepaid post-retirement benefits	$—	$486.8	$486.8	$—	$341.4	$341.4
Accounts payable and accrued liabilities	(25.7)	—	(25.7)	(27.6)	—	(27.6)
Future employee obligations	(216.2)	(10.7)	(226.9)	(274.1)	(10.1)	(284.2)
	$(241.9)	$476.1	$234.2	$(301.7)	$331.3	$29.6

(a) Account balances on the Consolidated Balance Sheets also include certain non-pension related amounts.

The accumulated benefit obligation for all defined benefit plans were:

As at	December 31, 2019		December 31, 2018
	Canada	United States	Canada	United States
Accumulated benefit obligation (a)	$34.7	$1,616.4	$32.9	$1,525.6

(a)	Accumulated benefit obligation differs from projected benefit obligation in that it does not include an assumption with respect to future compensation levels.

The following amounts were recorded in other comprehensive income (loss) and have not yet been recognized in net periodic benefit cost:

Year Ended December 31, 2019	Canada		United States		Total
	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits
Past service credit (cost)	$(0.2)	$0.3	$0.1	$—	$(0.1)	$0.3
Net actuarial gain (loss)	(9.4)	(0.7)	(14.9)	18.2	(24.3)	17.5
Recognized in AOCI pre-tax	$(9.6)	$(0.4)	$(14.8)	$18.2	$(24.4)	$17.8
Increase (decrease) by the amount included in deferred tax liabilities	2.3	0.1	7.0	(9.0)	9.3	(8.9)
Net amount in AOCI after-tax	$(7.3)	$(0.3)	$(7.8)	$9.2	$(15.1)	$8.9

Year Ended December 31, 2018	Canada		United States		Total
	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits
Past service credit (cost)	$(0.3)	$0.4	$(0.2)	$—	$(0.5)	$0.4
Net actuarial loss	(8.7)	(0.5)	(10.7)	(5.0)	(19.4)	(5.5)
Recognized in AOCI pre-tax	$(9.0)	$(0.1)	$(10.9)	$(5.0)	$(19.9)	$(5.1)
Increase by the amount included in deferred tax liabilities	2.4	—	2.2	1.4	4.6	1.4
Net amount in AOCI after-tax	$(6.6)	$(0.1)	$(8.7)	$(3.6)	$(15.3)	$(3.7)

The following amounts were recorded in a regulatory asset (liability) and have not yet been recognized in net periodic benefit cost:

Year Ended December 31, 2019	Canada		United States		Total
	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits
Past service cost (credit)	$—	$—	$1.1	$(105.4)	$1.1	$(105.4)
Net actuarial loss (gain)	—	—	127.1	(155.8)	127.1	(155.8)
Recognized in regulatory asset (liability)	$—	$—	$128.2	$(261.2)	$128.2	$(261.2)

Year Ended December 31, 2018	Canada		United States		Total
	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits
Past service cost (credit)	$—	$—	$0.8	$(110.2)	$0.8	$(110.2)
Net actuarial loss (gain)	—	—	188.2	(52.6)	188.2	(52.6)
Recognized in regulatory asset (liability)	$—	$—	$189.0	$(162.8)	$189.0	$(162.8)

The costs of the defined benefit and post-retirement benefit plans are based on Management's estimate of the future rate of return on the fair value of pension plan assets, salary escalations, mortality rates and other factors affecting the payment of future benefits.

Amounts to be amortized in the next fiscal year from AOCI	Defined Benefit	Post-Retirement Benefits
Past service cost (credit)	$0.2	$(0.7)
Actuarial loss	4.0	0.3
Total	$4.2	$(0.4)

Amounts to be amortized in the next fiscal year from regulatory assets (liabilities)	Defined Benefit	Post-Retirement Benefits
Past service credit (cost)	$(0.2)	$16.7
Actuarial gain (loss)	(17.1)	0.5
Total	$(17.3)	$17.2

The net pension expense by plan was as follows:

	Year Ended December 31, 2019
	Canada		United States		Total
	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Current service cost (a)	$2.6	$—	$23.8	$8.5	$26.4	$8.5
Interest cost (b)	1.2	0.1	67.8	19.1	69.0	19.2
Expected return on plan assets (b)	(0.5)	—	(74.6)	(37.1)	(75.1)	(37.1)
Amortization of past service cost (credit) (b)	0.1	—	0.4	(21.9)	0.5	(21.9)
Amortization of net actuarial loss (b)	0.9	—	11.7	0.1	12.6	0.1
Plan settlements (b)	—	—	4.1	—	4.1	—
Other (b)	—	—	—	0.9	—	0.9
Net benefit cost (income) recognized	$4.3	$0.1	$33.2	$(30.4)	$37.5	$(30.3)

(a)	Recorded under the line item “operating and administrative” expenses on the Consolidated Statements of Income (Loss).

(b)	Recorded under the line item “other income” on the Consolidated Statements of Income (Loss).

	Year Ended December 31, 2018
	Canada		United States		Total
	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Current service cost (a)	$2.4	$0.1	$16.2	$5.3	$18.6	$5.4
Interest cost (b)	1.2	0.1	38.0	10.9	39.2	11.0
Expected return on plan assets (b)	(0.5)	—	(49.9)	(21.6)	(50.4)	(21.6)
Amortization of past service cost (credit) (b)	0.1	—	0.1	(11.5)	0.2	(11.5)
Amortization of net actuarial loss (b)	0.6	—	7.7	0.4	8.3	0.4
Net benefit cost (income) recognized	$3.8	$0.2	$12.1	$(16.5)	$15.9	$(16.3)

(a)	Recorded under the line item “operating and administrative” expenses on the Consolidated Statements of Income (Loss).

(b)	Recorded under the line item “other income” on the Consolidated Statements of Income (Loss).

The objective for fund returns, over three to five-year periods, is the sum of two components - a passive component, which is the benchmark index market returns for the asset mix in effect, plus the added value expected from active management. It is the Corporation’s belief that the potential additional returns justify the additional risk associated with active management. The risk inherent in the investment strategy over a market cycle (a three-to five-year period) is two-fold. There is a risk that the market returns, as measured by the benchmark returns, will not be in line with expectations. The other risk is that the expected added value of active management over passive management will not be realized over the time period prescribed in each fund manager's mandate. There is also the risk of annual volatility in returns, which means that in any one year the actual return may be very different from the expected return.

Cash and money market investments may be held from time to time as short-term investment decisions at the discretion of the fund manager(s) within the constraints prescribed by their mandate(s).

The Corporation's target asset mix for the Canadian plans is 45 percent to 55 percent fixed income assets. The target asset mix for SEMCO plans is 33 percent fixed income assets and for WGL plans is 50 percent to 60 percent fixed income assets. These objectives have taken into account the nature of the liabilities and the risk-reward tolerance of the Corporation.

The collective investment mixes for the plans are as follows as at December 31, 2019:

Canada	Fair value	Level 1	Level 2	Percentage of Plan Assets (%)
Cash and short-term equivalents	$1.9	$1.9	$—	12.8
Canadian equities	4.1	4.1	—	27.5
Foreign equities	2.4	2.4	—	16.0
Fixed income	5.7	5.7	—	38.3
Real estate	0.8	—	0.8	5.4
	$14.9	$14.1	$0.8	100.0

United States	Fair value	Level 1	Level 2	Percentage of Plan Assets (%)
Cash and short-term equivalents	$10.8	$10.8	$—	0.4
Canadian equities	2.6	2.6	—	0.1
Foreign equities (a)	302.5	302.2	0.3	12.6
Fixed income	933.0	123.2	809.8	38.7
Derivatives	(0.2)	—	(0.2)	—
Other (b)	12.0	—	12.0	0.5
Total investments in the fair value hierarchy	$1,260.7	$438.8	$821.9	52.3
Investments measured at net asset value using the NAV practical expedient (c)
Commingled funds (d)	$648.9			26.9
Private equity/limited partnership (e)	55.6			2.3
Pooled separate accounts (f)	32.0			1.3
Collective trust fund (g)	433.8			18.1
Total fair value of plan investments	$2,431.0			100.9
Net payable (h)	(21.2)			(0.9)
	$2,409.8			100.0

(a)	Investments in foreign equities include U.S. and international securities.

(b)	As at December 31, 2019, these investments consisted primarily of non-U.S. government bonds.

(c)
In accordance with ASC Topic 820, these investments are measured at fair value using net asset value (NAV) per share as a practical expedient and, therefore, have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliations of the fair value hierarchy to the statements of net assets available for plan benefits.

(d)
As at December 31, 2019, investments in commingled funds consisted of approximately 58 percent common stock of large-cap U.S. companies, 18 percent U.S. Government fixed income securities, and 24 percent corporate bonds for WGL’s post-retirement benefit plans.

(e)	As at December 31, 2019, investments in a private equity/limited partnership consisted of common stock of international companies.

(f)	As at December 31, 2019, investments in pooled separate accounts consisted of income producing properties located in the United States.

(g)
As at December 31, 2019, investments in collective trust funds consisted primarily of 90 percent common stock of U.S, companies, 8 percent income producing properties located in the United States, and 2 percent short-term money market investments.

(h)	As at December 31, 2019, this net payable primarily represents pending trades for investments purchased net of pending trades for investments sold and interest receivable.

Total	Fair value	Level 1	Level 2	Percentage of Plan Assets (%)
Cash and short-term equivalents	$12.7	$12.7	$—	0.5
Canadian equities	6.7	6.7	—	0.3
Foreign equities (a)	304.9	304.6	0.3	12.6
Fixed income	938.7	128.9	809.8	38.7
Derivatives	(0.2)	—	(0.2)	—
Real estate	0.8	—	0.8	—
Other (b)	12.0	—	12.0	0.5
Total investments in the fair value hierarchy	$1,275.6	$452.9	$822.7	52.6
Investments measured at net asset value using the NAV practical expedient (c)
Commingled funds(d)	$648.9			26.8
Private equity/limited partnership (e)	55.6			2.3
Pooled separate accounts (f)	32.0			1.3
Collective trust fund (g)	433.8			17.9
Total fair value of plan investments	$2,445.9			100.9
Net payable (h)	(21.2)			(0.9)
	$2,424.7			100.0

(a)	Investments in foreign equities include U.S. and international securities.

(b)	As at December 31, 2019, these investments consisted primarily of non-U.S. government bonds.

(c)
In accordance with ASC Topic 820, these investments are measured at fair value using net asset value (NAV) per share as a practical expedient and, therefore, have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliations of the fair value hierarchy to the statements of net assets available for plan benefits.

(d)
As at December 31, 2019, investments in commingled funds consisted of approximately 58 percent common stock of large-cap U.S. companies, 18 percent U.S. Government fixed income securities, and 24 percent corporate bonds for WGL’s post-retirement benefit plans.

(e)	As at December 31, 2019, investments in a private equity/limited partnership consisted of common stock of international companies.

(f)	As at December 31, 2019, investments in pooled separate accounts consisted of income producing properties located in the United States.

(g)
As at December 31, 2019, investments in collective trust funds consisted primarily of 90 percent common stock of U.S, companies, 8 percent income producing properties located in the United States, and 2 percent short-term money market investments.

(h)	As at December 31, 2019, this net payable primarily represents pending trades for investments purchased net of pending trades for investments sold and interest receivable.

Year Ended December 31	2019		2018
Significant actuarial assumptions used in measuring net benefit plan costs	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Discount rate (%)	2.90 - 4.40	3.90 - 4.50	3.25 - 4.30	3.60 - 4.30
Expected long-term rate of return on plan assets (%) (a)	5.75 - 7.15	4.66 - 7.15	3.20 - 7.60	3.75 - 7.60
Rate of compensation increase (%)	2.75 - 4.10	4.10	2.75 - 4.10	4.10
Average remaining service life of active employees (years)	9.0	13.2	9.6	14.1

(a)	Only applicable for funded plans

As at December 31	2019		2018
Significant actuarial assumptions used in measuring benefit obligations	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Discount rate (%)	2.90 - 3.50	3.10 - 3.60	3.60 - 4.40	3.90 - 4.50
Rate of compensation increase (%)	2.75 - 4.00	3.50	2.75 - 4.10	4.10

The expected rate of return on assets is based on the current level of expected returns on risk free investments, the historical level of risk premium associated with other asset classes in which the portfolio is invested, and the expectations for future returns of each asset class. The expected return for each asset class was then weighted based on the target asset allocation to develop the expected rate of return on assets assumption for the portfolio.

The discount rate is based on yields available on high-quality long-term corporate bonds, with maturities matching the estimated timing and amount of expected benefit payments.

The estimates for health care benefits take into consideration increased health care benefits due to aging and cost increases in the future. The assumed health care cost trend rate used to measure the expected cost of benefits for the next year was 6.3 percent. The health care cost trend rates were assumed to decline to between 2.0 and 4.5 percent by 2027.

The assumed health care cost trend rates have a significant effect on the amounts reported for health care plans. A one percentage point change in the assumed health care trend rates would have the following effects for 2019:

	Increase	Decrease
Service and interest costs	$1.9	$(1.5)
Accrued benefit obligation	$22.7	$(18.4)

The following table shows the expected cash flows for defined benefit pension and other post-retirement plans:

	Defined Benefit	Post-Retirement Benefits
Expected employer contributions:
2020	$37.0	$3.2
Expected benefit payments:
2020	$104.6	$23.8
2021	$85.1	$22.6
2022	$93.3	$22.5
2023	$90.0	$22.3
2024	$90.7	$22.1
2025 - 2028	$474.1	$112.6